Revenue - Schedule of Components of Revenue, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income from rentals
Revenue	$ 9,897,233	$ 8,826,206
Self Drive Rentals [Member]
Income from rentals
Revenue		165,834
Facilitation Revenue [Member]
Income from rentals
Revenue	9,836,434	8,586,785
Other Operating Revenues [Member]
Income from rentals
Revenue	$ 60,799	$ 73,587